Supplemental guarantor information (Narrative) (Detail) - UBS AG SFr in Millions	Dec. 31, 2017 CHF (SFr)
Supplemental Guarantor Information [Line Items]
Outstanding amount of Paine Webber securities	SFr 1
UBS Preferred Funding Trust IV [Member]
Supplemental Guarantor Information [Line Items]
Outstanding amount of trust preferred securities issued by the structured entity	0
UBS Preferred Funding Trust V [Member]
Supplemental Guarantor Information [Line Items]
Outstanding amount of trust preferred securities issued by the structured entity	SFr 0